UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lampe, Conway & Co. LLC

Address:    680 Fifth Avenue
            12th Floor
            New York, New York  10019

13F File Number: 028-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard F. Conway
Title:      Managing Member
Phone:      (212) 581-8989

Signature, Place and Date of Signing:


/s/ Richard F. Conway           New York, New York           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $35,188
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.   28-12130                LC Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6        COL 7     COLUMN 8

                               TITLE OF                    VALUE      SHRS OR    SH/ PUT/ INVESTMENT      OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP      (X$1000)   PRN AMT    PRN CALL DISCRETION      MGRS  SOLE       SHRS NONE
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4    624       1,300,000 PRN      SHARED-DEFINED  1      1,300,000
ARBINET CORP                   COM              03875p100  5,025       2,138,303 SH       SHARED-DEFINED  1      2,138,303
CADIZ INC                      COM NEW          127537207  7,029         600,852 SH       SHARED-DEFINED  1        600,852
EASTMAN KODAK CO               NOTE 3/375% 10/1 277461BE8  1,194       1,200,000 PRN      SHARED-DEFINED  1      1,200,000
ENDEAVOR INTL CORP INC         NOTE 6.000% 1/1  29257MAB6  3,776       4,720,000 PRN      SHARED-DEFINED  1      4,720,000
EVOLVING SYS INC               COM NEW          30049R209  1,011         187,372 SH       SHARED-DEFINED  1        187,372
FIBERTOWER CORP                NOTE 9.000%11/1  31567RAC4    639         999,188 PRN      SHARED-DEFINED  1        999,188
GENERAL MARITIME CORP NEW      SHS              Y2693R101  2,817         364,075 SH       SHARED-DEFINED  1        364,075
IBASIS INC                     COM NEW          450732201  2,765       1,304,390 SH       SHARED-DEFINED  1      1,304,390
MERIX CORP                     NOTE 4.000% 5/1  590049AB8  8,672      13,550,000 PRN      SHARED-DEFINED  1     13,550,000
NEW GENERATION BIOFUELS HLDG   COM              644461105    893       1,027,261 SH       SHARED-DEFINED  1      1,027,261
QUADRAMED CORP                 COM NEW          74730W507    743         106,282 SH       SHARED-DEFINED  1        106,282

SK 02979 0001 1044790